Exhibit 99.1

GM Financial Automobile Leasing Trust 2016-2

2.70% Exchange Note

Class A-1 0.64000% Asset Backed Notes

Class A-2A 1.28% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.62% Asset Backed Notes

Class A-4 1.76% Asset Backed Notes

Class B 2.08% Asset Backed Notes

Class C 2.58% Asset Backed Notes

Class D 2.69% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	11/01/18
End of Period:	11/30/18
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	30
Report Due Date:	12/18/18
Distribution Date:	12/20/18
Transaction Month:	31

2016-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	48,908	04/01/2016	05/18/2016	$1,198,070,363

Total	48,908			$1,198,070,363

RECONCILIATION OF 2016-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$338,471,842

{2} Reduction in Agg. Securitization Value due to payments				{2}	5,062,943
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	610,138
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	36,687,491
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	42,360,572

{7} End of period Aggregate Securitization Value					{7}	$296,111,270

{8} Pool Factor					{8}	24.715683%

RECONCILIATION OF 2016-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,173,000,000

{10} Beginning of period Exchange Note Balance					{10}	$313,401,479

{11} Exchange Note Principal Payment Amount					{11}	42,360,572

{12} End of period Exchange Note Balance					{12}	$271,040,907

{13} Note Pool Factor					{13}	23.106642%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$138,000,000	$220,000,000	$160,000,000	$375,620,000	$90,000,000

{15} Beginning of period Note Balance	{15}	$0	$0	$0	$0	$88,079,278

{16} Noteholders’ Principal Distributable Amount	{16}	0	0	0	0	42,360,572
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$0	$0	$0	$45,718,706

{21} Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	0.000000%	50.798562%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$46,120,000	$42,530,000	$32,950,000		$1,105,220,000

{23} Beginning of period Note Balance	{23}	$46,120,000	$42,530,000	$32,950,000		$209,679,278

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		42,360,572
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$46,120,000	$42,530,000	$32,950,000		$167,318,706

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		15.138950%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$338,471,842

{31} Ending Designated Pool Balance	{31}	296,111,270
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	296,111,270

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$42,360,572

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$313,401,479	$0	2.70%	30	30/360	$705,154

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2016-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$6,140,870
{37} Net Liquidation Proceeds collected during period	{37}	43,784,463
{38} Investment Earnings	{38}	89,640
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(89,640)
{40} Deposit from Servicer	{40}	0

{41} Total Additions:	{41}	49,925,333

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	282,060
{43} To the 2016-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	705,154
{44} To the 2016-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	42,360,572
{45} To the 2016-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	6,577,547

{47} Total Distributions:	{47}	$49,925,333

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$338,471,842
{49} Ending Agg. Securitization Value	{49}	296,111,270
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	42,360,572

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	42,360,572

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$42,360,572

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.64000%	30	Actual/360	$0
{56}	Class A-2A	$0	0	1.28%	30	30/360	0
{57}	Class A-2B	$0	0	2.80088%	30	Actual/360	0
{58}	Class A-3	$0	0	1.62%	30	30/360	0
{59}	Class A-4	$88,079,278	0	1.76%	30	30/360	129,183
{60}	Class B	$46,120,000	0	2.08%	30	30/360	79,942
{61}	Class C	$42,530,000	0	2.58%	30	30/360	91,440
{62}	Class D	$32,950,000	0	2.69%	30	30/360	73,863

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2016-2 Exchange Note Collections	{63}	$43,065,726
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	89,640
{66} Investment Earnings - and amounts released from Reserve Account	{66}	10,411
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Reserve Account Withdrawal Amount	{69}	0

{70} Total Available Funds:	{70}	43,165,777

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	0
{76} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{78}	0
{79} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{79}	129,183
{80} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{80}	0
{81} Class B Noteholders’ Interest Distributable Amount	{81}	79,942
{82} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{82}	0
{83} Class C Noteholders’ Interest Distributable Amount	{83}	91,440
{84} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{84}	0
{85} Class D Noteholders’ Interest Distributable Amount	{85}	73,863
{86} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{86}	0
{87} Noteholders’ Principal Distributable Amount	{87}	42,360,572
{88} To the Reserve Account, the Reserve Amount Required Amount	{88}	0
{89} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{89}	0
{90} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{90}	0
{91} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Trust Certificateholders, the aggregate amount remaining	{94}	430,152

{95} Total Distributions:	{95}	$43,165,777

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
	Class	Cumulative Note Balance	Aggregate Securitization Value	Excess of (X) - (Y)	Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{96}	Class A	$88,079,278	$296,111,270	$0	$		43,035,969	$0
{97}	Class B	134,199,278	296,111,270	0			42,956,027	0
{98}	Class C	176,729,278	296,111,270	0			42,864,587	0
{99}	Class D	209,679,278	296,111,270	0			42,790,724	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{100} Excess Total Available Funds							{100}	$430,152

	{101} Beginning Note Balance					{101}	209,679,278
	{102} Principal payments through Indenture Section 8.3 (i) through (xvii)					{102}	42,360,572
	{103} Pro-Forma Note Balance						{103}	167,318,706

	{104} Ending Aggregate Securitization Value					{104}	296,111,270
	{105} 10.75% of Aggregate Securitization Value as of Cutoff Date ($128,792,564)					{105}	128,792,564
	{106} Required Pro Forma Note Balance {104} - {105}						{106}	167,318,706

	{107} Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}							{107}	0

	{108} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{108}	$0

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{109} Ending Aggregate Securitization Value							{109}	$296,111,270
	{110} End of Period Note Balance							{110}	271,040,907
	{111} Overcollateralization							{111}	25,070,363
	{112} Overcollateralization %								{112}	8.47%

	Asset Backed Notes:
	{113} Ending Aggregate Securitization Value							{113}	296,111,270
	{114} End of Period Note Balance							{114}	167,318,706
	{115} Overcollateralization							{115}	128,792,564
	{116} Overcollateralization %								{116}	43.49%

	RECONCILIATION OF 2016-2 Cash RESERVE ACCOUNT
	{117} Specified Reserve Balance								{117}	$5,990,352

	{118} Beginning of Period Reserve Account balance								{118}	$5,990,352
	{119} Investment Earnings							{119}	10,411
	{120} From the Indenture Collection Account, the Reserve Account Required Amount							{120}	0
	{121} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{121}	0
	{122} Total Reserve balance available:								{122}	6,000,763

	{123} Specified Reserve Balance								{123}	5,990,352

	{124} Release Excess Cash to Indenture Collection Available Funds								{124}	10,411

	{125} End of period Reserve Account balance								{125}	$5,990,352

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER
									Dollars	Percentage
	{126} Receivables with Scheduled Payment delinquent 61 days or more							{126}	$1,784,251	0.60%
	{127} Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.90%)							{127}		Yes

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE
	{128} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.								{128}	Yes
	{129} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.								{129}	Yes

By:	/s/Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	December 17, 2018

GM Financial

GMALT 2016-2

Supplemental Monthly Data

November 30, 2018

	Aggregate Securitization Value	Residual Value
Beginning of Period	$338,471,842	$315,510,175
Change	(42,360,572)	(36,515,013)

End of Period	$296,111,270	$278,995,162
Residual Value as % of Agg. Securitization Value		94.22%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	15,771	290,390,584	98.07%
31 - 60 days	226	3,936,435	1.33%
61 - 90 days	85	1,544,899	0.52%
91 - 120 days	12	239,352	0.08%

Total	16,094	296,111,270	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	361	7,650,204	5,780	143,732,748
Standard terminations	149	3,045,959	1,409	26,345,093

Total retained by lessee	510	10,696,163	7,189	170,077,841
Returned Vehicles
Early terminations	1,146	19,059,730	14,659	244,240,137
Standard terminations	410	6,931,598	8,936	144,922,392

Total returned to dealer	1,556	25,991,328	23,595	389,162,529
Charged off leases / Repossessed vehicles	37	610,138	2,027	40,427,254
Repurchases	0	0	3	61,436
Other	0	0	0	0

Total terminations	2,103	37,297,629	32,814	599,729,060

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	610,138	40,427,254
less: Sales proceeds	526,622	35,613,926
less: Excess wear and excess mileage received	269	796
less: Other amounts received	56,141	2,223,053

Net Credit (Gain) Loss	27,106	2,589,479

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	25,749,736	385,334,751
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	30,148,757	424,318,752
less: Excess wear and excess mileage received	91,163	839,335
less: Other recovery amounts	119,630	3,329,128

Residual (Gain) Loss	(4,609,814)	(43,152,464)

	Current Period	Prev. Month
Prepay Speed	1.6117%	1.6899%

Return Rate based on Scheduled to Terminate(2)	96.1087%	119.4494%

Return Rate based on Terminated Leases(3)	73.9895%	68.5875%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.